Schedule of Prepaid Expenses (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses
Insurance	$ 819,906	$ 791,423	$ 808,480
Consulting	135,130	325,100
Marketing			91,667
Others	236,506	160,206	171,889
Prepaid expenses	1,191,542	1,276,729	1,072,036
Less: Current portion	1,029,042	862,400	659,536
Total non-current portion	$ 162,500	$ 414,329	$ 412,500